Financial Liabilities	6 Months Ended
Jun. 30, 2019
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Financial Liabilities

Note 8: Financial liabilities

As of June 30, 2019, the Company had:

•

A conditional advance of €1,768,489, granted in 2013 by OSEO to the Company as part of a collaborative research and clinical development in mite allergy in young children. Following the interruption of the project in September 2017, the repayment has been rescheduled in 13 monthly repayments, starting on May 31, 2018. As of June 30, 2019, this advance has been fully repaid.

•

An interest-free Innovation loan of €3,000,000 granted in 2014 by BpiFrance to DBV Technologies to help finance the pharmaceutical development of Viaskin Milk. This amount was received in a single disbursement on November 27, 2014. The planned repayment is scheduled in 20 quarterly repayments of €150,000 each, starting on June 30, 2017.

In 2011, OSEO Innovation also granted to the Company a grant in the form of a conditional advance of €640,000 to finance the development of its program to treat the allergy to proteins in cow’s milk. This advance has been fully repaid as of June 30, 2018.

The portion of the conditional advances for terms over one year is classified as non-current liabilities, while the portion for terms of less than one year is classified as current liabilities.

The table below presents the details of the debts recorded on the statement of financial position by the type of conditional advance:

(thousands of euros)	3rd OSEO contract	4th OSEO contract	BPI advance	Total
At January 1, 2018	64	1,700	2,386	4,150
Receipts	—	—	—	—
Repayments	(64)	(1,136)	(600)	(1,800)
Other transactions	—	60	69	129

At December 31, 2018	—	624	1,854	2,479

Of which - Non-current portion				1,278
Of which - Current portion				1,201
At January 1, 2019	—	624	1,854	2,479
Receipts	—	—	—	—
Repayments	—	(632)	(300)	(932)
Other transactions	—	8	21	29

At June 30, 2019	—	—	1,575	1,575

Of which - Non-current portion				1,003
Of which - Current portion				572
Stated interest rate	None	2,05%	None
Discount rate	0.4%-1.9%	1.5%-1.8%	3.20%
Maturity (in years)	0-3	7-9	2-7